NET OPERATING REVENUE (Policies)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Description of accounting policy for Net Operating Revenue
25.a. Accounting policy
Revenues correspond substantially to the provision of telecommunication services, communications, sales of goods, advertising and other revenues, and are presented net of taxes, discounts and returns (in the case of sale of goods), levied on them.
Total revenues from packages that combine several products or services (fixed, mobile, data, internet or television) are allocated to each performance obligation based on their independent selling prices in relation to the total consideration for the package and recognized when (or as soon as) the obligation is satisfied. When packages promote some discount on equipment or services, an accounting adjustment is made to allocate the sale price between them based on their fair price, constituting a contractual asset or liability, which is appropriated to income over subsequent periods.
Revenues from sales of prepaid cellular recharge credits, as well as the respective taxes due, are deferred and recognized in income as the services are effectively provided.
Revenues from equipment leasing contracts, classified as leasing (Vivo TECH product), are recognized when the equipment is installed, when the effective transfer of control. Revenues are recognized at the present value of future minimum contract payments.
Revenue from the sale of devices to dealers is recorded at the time of delivery, when control is transferred to the authorized agents.
The Company's revenue recognition process is complex, due to the large volume of transactions and wide range of goods/services that can be sold/provided separately or in aggregate, under different commercial conditions. Besides, there is the complexity of the process used by management for estimating recognized revenue rendered and not yet billed, given the diversity of data sources, revenue streams and the number of systems involved.
Revenues from services and goods are basically subject to the following indirect taxes: ICMS or ISS, as the case may be, PIS and COFINS